Unaudited Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2016				$ 8	$ 966,651	$ (47,659)	$ 61,980	$ 980,980
Balance (in shares) at Dec. 31, 2015	4,000,000	4,000,000	2,000,000	75,398,400
Balance at Dec. 31, 2015				$ 8	963,904	(44,649)	44,247	963,510
Net income:							72,038	72,038
- Issuance of common stock (Notes 3 and 14) (in shares)				299,200
- Issuance of common stock (Notes 3 and 14)					2,747			2,747
- Dividends - Common stock							(43,774)	(43,774)
- Dividends - Preferred stock							(10,531)	(10,531)
- Other comprehensive income (loss)						(3,010)		(3,010)
Balance (in shares) at Jun. 30, 2016	4,000,000	4,000,000	2,000,000	75,697,600
Balance at Dec. 31, 2016				$ 9	1,057,423	(14,424)	31,416	1,074,424
Balance (in shares) at Dec. 31, 2015	4,000,000	4,000,000	2,000,000	75,398,400
Balance at Dec. 31, 2015				$ 8	963,904	(44,649)	44,247	963,510
Balance (in shares) at Dec. 31, 2016	4,000,000	4,000,000	2,000,000	90,424,881
Balance at Jun. 30, 2017				$ 10	1,162,148	(9,298)	48,745	1,201,605
Balance at Dec. 31, 2016				9	1,057,423	(14,424)	31,416	1,074,424
Net income:							46,063	46,063
- Issuance of common stock (Notes 3 and 14) (in shares)				15,565,567
- Issuance of common stock (Notes 3 and 14)				$ 1	105,037			105,038
- Issuance of common stock - expenses (Notes 3 and 14)					(312)			(312)
- Dividends - Common stock							(18,202)	(18,202)
- Dividends - Preferred stock							(10,532)	(10,532)
- Other comprehensive income (loss)						$ 5,126		$ 5,126
Balance (in shares) at Jun. 30, 2017	4,000,000	4,000,000	2,000,000	105,990,448